Long-Term Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

	As at
	June 30,	December 31,
($ millions)	2020	2019
Long-term debt	23,656	21,547
Fair value adjustment - ITC acquisition	133	133
Credit facility borrowings	909	640
Total long-term debt	24,698	22,320
Less: Deferred financing costs and debt discounts	(147)	(129)
Less: Current installments of long-term debt	(990)	(690)
	23,561	21,501
The long-term debt issuances for the six months ended June 30, 2020 are summarized below.

		Interest
	Month	Rate				Use of
($ millions, except %)	Issued	(%)	Maturity	Amount		Proceeds
ITC
Unsecured term loan credit agreement	January	(1)	2021	US	75	(2)(3)
Unsecured term loan credit agreement (4)	January	(5)	2021	US	200	(4)
Unsecured senior notes	May	2.95	2030	US	700	(2)(3)(6)
UNS Energy
Unsecured senior notes	April	4.00	2050	US	350	(2)(3)
Central Hudson
Unsecured senior notes	May	3.42	2050	US	30	(3)
FortisBC Electric
Unsecured debentures	May	3.12	2050	75		(2)
Newfoundland Power
First mortgage sinking fund bonds	April	3.61	2060	100		(2)(3)
FortisTCI
Unsecured senior notes (7)	June	5.30	2035	US	15	(8)(9)

(1) Floating rate of a one-month LIBOR plus a spread of 0.45%
(2) Repay credit facility borrowings
(3) General corporate purposes
(4) Maximum amount of borrowings under this agreement of US$400 million has been drawn; current period borrowings were used to repay an outstanding commercial paper balance.
(5) Floating rate of a two-month LIBOR plus a spread of 0.60%
(6) Early redemption of unsecured term loan credit agreement of US$400 million
(7) Maximum amount of borrowings under this agreement is US$30 million.
(8) Repay maturing long-term debt
(9) Finance capital expenditures

In July 2020 ITC issued 31-year US$180 million first mortgage bonds at 3.13%. The net proceeds were used to repay credit facility borrowings, finance capital expenditures and for general corporate purposes.

In July 2020 Central Hudson issued 40-year US$30 million unsecured senior notes at 3.62%. The net proceeds were used to finance capital expenditures and for general corporate purposes.

In July 2020 FortisBC Energy issued 30-year $200 million unsecured debentures at 2.54%. The net proceeds were used to finance capital expenditures.
Credit Facilities

			As at
	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2020	2019
Total credit facilities	3,982	1,881	5,863	5,590
Credit facilities utilized:
Short-term borrowings (1)	(25)	—	(25)	(512)
Long-term debt (including current portion) (2)	(909)	—	(909)	(640)
Letters of credit outstanding	(83)	(53)	(136)	(114)
Credit facilities unutilized	2,965	1,828	4,793	4,324
(1) The weighted average interest rate was approximately 1.9% (December 31, 2019 - 3.2%).
(2) The weighted average interest rate was approximately 1.1% (December 31, 2019 - 2.4%). The current portion was $371 million (December 31, 2019 - $252 million).

Credit facilities are syndicated primarily with large banks in Canada and the United States, with no one bank holding more than 25% of the total facilities. Approximately $5.6 billion of the total credit facilities are committed facilities with maturities ranging from 2021 through 2025.

See Note 15 in the 2019 Annual Financial Statements for a description of the credit facilities as at December 31, 2019.

In January 2020 Caribbean Utilities amended its unsecured revolving committed credit facility resulting in an increase of US$20 million and an extension of the maturity date to January 2025.

In March 2020 FortisBC Energy entered into a $55 million two-year uncommitted letter of credit facility and FortisAlberta entered into a $150 million one-year non-revolving committed credit facility.

In April 2020 the Corporation entered into an unsecured $500 million one-year revolving term committed credit facility and UNS Energy terminated its US$225 million unsecured non-revolving uncommitted credit facility due to mature in December 2020.

In May 2020 and July 2020 Central Hudson's US$10 million uncommitted credit facility and its US$50 million unsecured revolving committed credit facility, respectively, expired and were not renewed.